INTANGIBLE ASSETS OTHER THAN GOODWILL - Schedule of movement in intangible assets other than goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets Other Than Goodwill Gross Amount [Roll Forward]
Opening balance	$ 1,151,986	$ 1,080,386	$ 1,018,892
Additions	124,266	79,144	66,867
Withdrawals	(395)		(3,192)
Transfer software and others	127	(718)	(2,446)
Foreign exchange	(203,259)	52,478	54,623
Amortization	(72,555)	(59,304)	(54,358)
Closing balance	1,000,170	1,151,986	1,080,386
Computer software and others Net
Intangible Assets Other Than Goodwill Gross Amount [Roll Forward]
Opening balance	156,391	143,575	136,262
Additions	221	298	47
Withdrawals	(2)		(2,947)
Transfer software and others	96,098	69,210	61,212
Foreign exchange	(6,607)	2,612	3,359
Amortization	(72,555)	(59,304)	(54,358)
Closing balance	173,546	156,391	143,575
Developing software
Intangible Assets Other Than Goodwill Gross Amount [Roll Forward]
Opening balance	117,010	107,652	104,874
Additions	101,379	78,846	66,820
Withdrawals	(393)		(245)
Transfer software and others	(95,971)	(69,928)	(63,658)
Foreign exchange	(2,649)	440	(139)
Amortization	0	0	0
Closing balance	119,376	117,010	107,652
Airport slots
Intangible Assets Other Than Goodwill Gross Amount [Roll Forward]
Opening balance	658,949	625,368	587,214
Additions	22,666	0	0
Withdrawals	0		0
Transfer software and others	0	0	0
Foreign exchange	(146,084)	33,581	38,154
Amortization	0	0	0
Closing balance	535,531	658,949	625,368
Loyalty program
Intangible Assets Other Than Goodwill Gross Amount [Roll Forward]
Opening balance	219,636	203,791	190,542
Additions	0	0	0
Withdrawals	0		0
Transfer software and others	0	0	0
Foreign exchange	(47,919)	15,845	13,249
Amortization	0	0	0
Closing balance	$ 171,717	$ 219,636	$ 203,791